Federated Total Return Bond Fund
A Portfolio of Federated Total Return Series, Inc.
CLASS A SHARES (TICKER TLRAX)
CLASS B SHARES (TICKER TLRBX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2013
Under the heading entitled “ Fund Management,” please delete the information regarding Joseph M. Balestrino and replace it with the following:
“Donald T. Ellenberger, Senior Portfolio Manager, has been the Fund's portfolio manager since March 2013.”
March 22, 2013
Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q451557 (3/13)